Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings [Abstract]
Summary of Credit Facility

The credit facility is presented in the balance sheet as follows:

in USD ‘000	2020	2019
Borrowings as of January 1,	25,104	—
New borrowings	—	25,000
Transaction costs	—	(264)
Interest expense	2,589	1,067
Interest paid	(2,206)	(699)
Borrowings as of December 31,	25,487	25,104
Of which are:
Current	187	187
Non-current	25,300	24,917